CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Net income (loss)	$ (339)	$ 360	$ 152	$ (560)
Other comprehensive income (loss) that will not be reclassified to net income:
Revaluations of property, plant and equipment	(96)	0	(121)	(49)
Actuarial (loss) gain on defined benefit plans	2	(5)	2	(5)
Deferred income taxes on above item	0	(10)	0	(13)
Total items that will not be reclassified to net income	(94)	5	(119)	(41)
Other comprehensive income (loss) that may be reclassified to net income:
Foreign currency translation	(596)	586	(767)	832
Gains (losses) arising during the period on financial instruments designated as cash-flow hedges	(7)	25	(64)	165
Unrealized gain (loss) on foreign exchange swap net investment hedges	88	(25)	82	(41)
Reclassification adjustments for amounts recognized in net income	(38)	(31)	(65)	(80)
Deferred income taxes on above items	7	2	11	(10)
Equity-accounted investments	(5)	(1)	(6)	0
Total items that may be reclassified subsequently to net income	(551)	556	(809)	866
Other comprehensive income (loss)	(645)	561	(928)	825
Comprehensive income (loss)	(984)	921	(776)	265
Comprehensive income (loss) attributable to:
The partnership	(555)	464	(170)	(493)
Comprehensive income (loss)	(984)	921	(776)	265
Non-controlling interests
Other comprehensive income (loss) that may be reclassified to net income:
Comprehensive income (loss)	(984)	921	(776)	265
Comprehensive income (loss) attributable to:
Comprehensive income (loss)	(984)	921	(776)	265
Participating non-controlling interests – in operating subsidiaries
Net income (loss)	1	68	2	211
Other comprehensive income (loss) that may be reclassified to net income:
Other comprehensive income (loss)	(421)	372	(587)	523
Comprehensive income (loss) attributable to:
Non-controlling interests	(420)	440	(585)	734
Participating non-controlling interests – in a holding subsidiary held by the partnership
Net income (loss)	2	1	1	3
Other comprehensive income (loss) that may be reclassified to net income:
Other comprehensive income (loss)	(11)	16	(22)	21
Comprehensive income (loss) attributable to:
Non-controlling interests	$ (9)	$ 17	$ (21)	$ 24